Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings [Abstract]
Borrowings

14. BORROWINGS

Below is the carrying amount of the Group’s term loan and PPP loan and the movements during the years ended December 31, 2021 and 2020:

	YEAR ENDED DECEMBER 31,
	2021	2020
As at January 1, at fair value	5,960	—
Term loan received, net	—	5,934
PPP loan received	—	180
Offset of PPP loan	—	(180)
Interest accrued (Note 20)	480	26
Amortization of issuance costs	34	—
Interest paid	(509)	—
Translation differences	(21)	—
As at December 31, at fair value	5,944	5,960

As of December 31, 2021 and 2020, the non-current and current borrowings are as follows:

	AS AT DECEMBER 31,
	2021	2020
Non-current	—	5,937
Current	5,944	23
Total	5,944	5,960

As of December 31, 2021 and 2020, the total outstanding borrowings are as follows:

	AS AT DECEMBER 31,
	2021	2020
Term loan	5,944	5,960

Below is the carrying amount of the Group’s borrowings, excluding the term loan and PPP loan, and the movements during the years ended December 31, 2020 and 2019:

	YEAR ENDED DECEMBER 31,
	2020	2019
As at January 1, at fair value	18,611	23,050
Senior secured bonds sold, at cash	—	560
Interest paid	(1,656)	(2,246)
Interest accrued (Note 20)	1,495	2,008
Fair value movements	(1,417)	94
Redemptions related to convertible promissory notes	—	(4,480)
Repurchases and redemptions of senior secured bonds	(17,352)	—
Translation differences	319	(375)
As at December 31, at fair value	—	18,611

During the year ended December 31, 2019, the Group had outstanding Euro-denominated senior secured bonds due in 2021 which were secured with the Company’s interest in its subsidiaries and therefore with substantially all of the Group’s assets. These bonds bore an interest rate of 10.5% per annum and could be redeemed early by the Company at a premium ranging between 1.05% and 5.25% depending on the timing. Interest on the bonds was subject to increase by 0.5% to 1.5% if the Group did not maintain certain leverage ratios. Bondholders also had a right of early redemption in the event of the Group’s change in control or default. The bonds were listed on Nasdaq Stockholm.

As at January 1, 2019, the nominal amount of the senior secured bonds outstanding was EUR 15,500 ($17,665). During 2019, the Group sold to third parties additional bonds from treasury with a nominal amount of EUR 500 ($560) at December 31, 2019. At December 31, 2019, the aggregate nominal amount of the senior secured bonds due in 2021 amounted to EUR 16,000 ($17,974) carried at fair value of $18,242, and accrued interest was $369.

As at January 1, 2019, the Group had outstanding convertible promissory notes with a nominal amount of EUR 2,625 ($2,939) due on June 30, 2019, bearing interest at 10% per annum and convertible at maturity at a rate based on the Group’s EBITDA for the last quarter prior to the maturity date. In addition, the Group had an outstanding balance of $1,541 owed to certain existing shareholders who had redeemed convertible promissory notes on the Company’s behalf during 2018. During 2019, the Group redeemed in cash the remaining convertible promissory notes and repaid the balance owed to the shareholders.

All debt securities outstanding during the year ended December 31, 2019 were designated by management as financial liabilities at fair value through profit and loss. At December 31, 2019, the fair value of the senior secured bonds exceeded the nominal value of these bonds by $270 and was determined using market quotes.

In March 2020, the Group repurchased a portion of the senior secured bonds with a nominal amount (including accrued interest) of EUR 4,364 ($4,975), in exchange for a cash payment of EUR 3,123 ($3,567) and subsequently cancelled the purchased bonds. In December 2020, the Group early redeemed the remaining outstanding senior secured bonds with a nominal amount of EUR 11,700 ($13,364), in exchange for a cash payment of EUR 12,069 ($13,785), which includes the redemption premium of 3.15%. The total cash outflow for the redemption of the bonds was EUR 12,301 ($14,050) which included accrued interest. These transactions were accounted for as an extinguishment, and the liability was derecognized from the consolidated statement of financial position as at December 31, 2020. As the senior secured bonds were accounted for at fair value through profit or loss, such bonds were remeasured to fair value using the market quoted prices just prior to repurchase or redemption. Accordingly, the gain on repurchase of EUR 1,241 ($1,417) is recorded as “Fair value movements”, and the redemption premium of EUR 369 ($421) is recorded within “Repurchases and redemptions of senior secured bonds” for the year ended December 31, 2020.

In June 2020, the Group received $180 under an unsecured loan granted under the Payment Protection Plan program authorized by the United States government in response to the novel coronavirus (“COVID-19”) pandemic, as part of the CARES Act. The loan was repayable in monthly instalments from April 2021 to May 2022, borne interest at 1% per annum and could be forgiven to the extent proceeds of the loan are used for eligible expenditures, such as payroll and other expenses described in the CARES Act. As the Group reasonably believed that it would meet the terms for forgiveness, the loan was accounted for as a grant related to income and initially recognized as a deferred income liability. Subsequent to initial recognition, the Company reduced the liability, with the offset presented as a reduction of the related expense (i.e., payroll related costs) during the year ended December 31, 2020. The loan was forgiven in May 2021.

In December 2020, the Group entered into a term loan agreement with an investor, pursuant to which it borrowed $6,000 bearing an interest rate of 8% and due in December 2022, which was used, in part, to redeem the remaining outstanding senior secured bonds due in 2021. The term loan is secured with the shares in the Group's subsidiaries. The term loan is accounted for at amortized cost using the effective interest method. The transaction costs directly attributable to the issuance were $66 and are capitalized as part of the initial carrying amount of the term loan and subsequently amortized into profit or loss over its term through the application of the effective interest method. For the year ended December 31, 2021 and 2020, the Group paid interest of $484 and $nil, respectively, on the term loan.